SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is March 27, 2026.

For Certain MFS® Funds

Effective April 1, 2026, the first paragraph under the main heading entitled "Appendix A – Waivers and Reductions of Sales Charges" is restated as follows:

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, "Wells Fargo Advisors") – If you are invested in shares of the fund through an applicable Wells Fargo Advisors brokerage account, Category XII waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XII.

Effective April 1, 2026, the sub-heading of the sub-section entitled "WAIVERS AND REDUCTIONS Financial Intermediary Category I" under the main heading entitled "Appendix A – Waivers and Reductions of Sales Charges" is restated as follows:

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II - XII

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For Certain MFS Funds

Effective April 1, 2026, the sub-section entitled "Financial Intermediary Category XII" is added following the sub-section entitled "Financial Intermediary Category XI" under the main heading entitled "Appendix A – Waivers and Reductions of Sales Charges":

Financial Intermediary Category XII

Eligible Accounts: Accounts Investing in Shares through Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Clients of Wells Fargo Advisors (“Clients”) purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the Client's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the Client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.

Unless specifically described below, other front-end load waivers are not available on fund purchases through Wells Fargo Advisors.

Sales Charge Waived
Waiver Category	Class A ISC
A. Self-Directed Brokerage Accounts
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.	√
B. Wells Fargo Advisors 529 Plan

Clients purchasing or converting to Class A shares of the fund through Wells Fargo Advisors brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

• Shares purchased through a rollover from another 529 plan.

• Recontribution(s) of distributed funds are only allowed during the net asst value (“NAV”) reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly with the fund. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Wells Fargo Advisors 529 Plan or a financial intermediary that supports this feature.

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C. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
D. Employees/Registered Representatives of Wells Fargo Advisors

Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Following the effective date, employees of Wells Fargo Advisors’ affiliate businesses will not be offered Class A shares of the funds at NAV.

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E. Breakpoints

Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoints:

• SEP or SIMPLE IRAs will not be aggregated as a group plan. Such accounts will aggregate with the Client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gift of shares will not be considered when determining breakpoint discounts.

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